Note 13 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Interest rate swap contracts, current portion	$ 984,547	$ 540,753
Interest rate swap contracts, long-term portion	0	952,666
Interest rate swap contracts, noncurrent portion	1,014,196	0
Fair Value, Recurring [Member]
Interest rate swap contracts, current portion	984,547	540,753
Interest rate swap contracts, long-term portion		952,666
Interest rate swap contracts, noncurrent portion	1,014,196
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current portion		0
Interest rate swap contracts, long-term portion		0
Interest rate swap contracts, noncurrent portion	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current portion	984,547	540,753
Interest rate swap contracts, long-term portion		952,666
Interest rate swap contracts, noncurrent portion	1,014,196
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current portion	0	0
Interest rate swap contracts, long-term portion		$ 0
Interest rate swap contracts, noncurrent portion	$ 0